Stock-Based Compensation (Details) $ in Thousands	12 Months Ended
	May 31, 2024 CAD ($) shares	May 31, 2024 $ / shares	May 31, 2023 CAD ($) shares	May 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted stock options	100,000
Stock-based compensation expenses | $	$ 66		$ 55
Weighted average grant date fair value of the stock options issued | $ / shares		$ 0.59		$ 0.2
Stock-based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted stock options			585,230